Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$31,706,848.87	0.1390651	$5,923,373.89	0.0259797	$25,783,474.98
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$724,486,848.87	0.7868186	$698,703,373.89	0.7588168	$25,783,474.98

Weighted Avg. Coupon (WAC)	4.67%		4.65%
Weighted Avg. Remaining Maturity (WARM)	52.92		52.11
Pool Receivables Balance	$786,967,010.33		$760,107,497.97
Remaining Number of Receivables	56,883		55,193

Adjusted Pool Balance	$758,047,058.74		$732,263,583.76

III. COLLECTIONS

Principal:
Principal Collections	$26,044,405.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$518,057.35
Total Principal Collections	$26,562,462.91

Interest:
Interest Collections	$3,100,051.40
Late Fees & Other Charges	$39,762.49
Interest on Repurchase Principal	$-
Total Interest Collections	$3,139,813.89

Collection Account Interest	$2,210.20
Reserve Account Interest	$441.77
Servicer Advances	$-

Total Collections	$29,704,928.77

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$29,704,928.77
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$34,431,718.89
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$655,805.84		$655,805.84	$655,805.84
Collection Account Interest					$2,210.20
Late Fees & Other Charges					$39,762.49
Total due to Servicer					$697,778.53

2. Class A Noteholders Interest:
Class A-1 Notes		$8,690.58		$8,690.58
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$571,638.92		$571,638.92	$571,638.92

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$28,285,658.40

7. Regular Principal Distribution Amount:					$25,783,474.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,783,474.98
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,783,474.98		$25,783,474.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$25,783,474.98

8. Available Amounts Remaining to Reserve Account					2,502,183.42

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,502,183.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,919,951.59
Beginning Period Amount	$28,919,951.59
Current Period Amortization	$1,076,037.38
Ending Period Required Amount	$27,843,914.21
Ending Period Amount	$27,843,914.21
Next Distribution Date Amount	$26,788,545.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,502,183.42
Current Period Release to Depositor	$2,502,183.42
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.43%	4.58%	4.58%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.87%	54,569	98.94%	$752,076,244.81
30 - 60 Days	0.91%	504	0.84%	$6,377,204.38
61 - 90 Days	0.18%	97	0.17%	$1,308,779.51
91 + Days	0.04%	23	0.05%	$345,269.27
		55,193		$760,107,497.97
Total
Delinquent Receivables 61 + days past due	0.22%	120	0.22%	$1,654,048.78
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	130	0.22%	$1,735,273.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	100	0.18%	$1,496,126.73
Three-Month Average Delinquency Ratio	0.21%		0.21%

Repossession in Current Period		57		$962,023.86
Repossession Inventory		59		$741,446.47

Charge-Offs
Gross Principal of Charge-Off for Current Period				$815,106.80
Recoveries				$(518,057.35)
Net Charge-offs for Current Period				$297,049.45

Beginning Pool Balance for Current Period				$786,967,010.33

Net Loss Ratio				0.45%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.15%
Three-Month Average Net Loss Ratio for Current Period				0.44%

Cumulative Net Losses for All Periods				$1,517,487.97
Cumulative Net Losses as a % of Initial Pool Balance				0.15%

Principal Balance of Extensions				$2,432,379.98
Number of Extensions				170

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